CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Property, plant and equipment	$ 614,665,000	$ 567,788,000
Right-of-use assets	21,402,000	13,462,000
Prepayments and other receivables	1,060,000	7,031,000
Other financial assets	13,364,000	10,985,000
Deferred income tax asset	18,168,000	26,934,000
TOTAL NON-CURRENT ASSETS	668,659,000	626,200,000
CURRENT ASSETS
Inventories	13,326,000	11,447,000
Trade receivables	46,918,000	44,178,000
Prepayments and other receivables	27,263,000	51,016,000
Derivative financial instrument assets	1,013,000	8,097,000
Other financial assets	28,000	14,000
Cash and cash equivalents	201,907,000	111,180,000
Assets held for sale	1,152,000	0
TOTAL CURRENT ASSETS	291,607,000	225,932,000
TOTAL ASSETS	960,266,000	852,132,000
Equity attributable to owners of the Company
Share capital	61,000	59,000
Share premium	179,399,000	173,716,000
Reserves	92,216,000	112,471,000
Accumulated losses	(380,866,000)	(153,361,000)
TOTAL EQUITY	(109,190,000)	132,885,000
NON-CURRENT LIABILITIES
Borrowings	766,897,000	420,138,000
Lease liabilities	11,457,000	5,801,000
Provisions and other long-term liabilities	82,370,000	62,062,000
Deferred income tax liability	7,190,000	10,850,000
Trade and other payables	4,886,000	5,475,000
TOTAL NON-CURRENT LIABILITIES	872,800,000	504,326,000
CURRENT LIABILITIES
Borrowings	17,689,000	17,281,000
Lease liabilities	10,890,000	7,442,000
Derivative financial instrument liabilities	15,094,000	952,000
Current income tax liabilities	52,775,000	57,901,000
Trade and other payables	100,156,000	131,345,000
Liabilities associated with assets held for sale	52,000	0
TOTAL CURRENT LIABILITIES	196,656,000	214,921,000
TOTAL LIABILITIES	1,069,456,000	719,247,000
TOTAL EQUITY AND LIABILITIES	$ 960,266,000	$ 852,132,000